Description of Business (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Mar. 31, 2015	Oct. 29, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Website development cost agreed upon			$ 150,000
OODI [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration from disposal of operating unit		$ 1,000
Filing Services Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes outstanding	$ 360,000
Prepayment for professional fees	$ 360,000
Interest rate on convertible promissory note	8.00%
Cancellation of debt amount	$ 360,000
Compliance Services Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes outstanding	450,000
Prepayment for professional fees	$ 450,000
Interest rate on convertible promissory note	8.00%
Cancellation of debt amount	$ 450,000
Distribution And Business Development Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes outstanding	550,000
Prepayment for professional fees	$ 550,000
Interest rate on convertible promissory note	8.00%
Cancellation of debt amount	$ 550,000